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May 4, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:    Everlake Life Insurance Company
Post-Effective Amendment No. 3 to Form N-4 Registration Statement
File No. 333-270989
Scheduled Annuity Manager

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant, through counsel, certifies that:

i.the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the most recent amendment (“Amendment”) to the above- referenced registration statement; and

ii.Registrant electronically filed the text of the Amendment with the Commission.

Please direct any questions or comments to me at 202-965-8139.

Very truly yours,

/s/ W. Thomas Conner
___________________

W. Thomas Conner
Attorney at Law
Carlton Fields

cc: Richard Choi
Sonya Ekart
Karen Creevy